Prepayments and Other Assets, net	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets, net
Prepayments and Other Assets, net

7.    Prepayments and Other Assets, net

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Advance to suppliers	5,980	5,587
Interest receivable	284	1,927
VAT recoverable (1)	810	1,275
Receivables from third party payment platforms	299	597
Rental deposits	527	532
Prepayment for share repurchase (2)	—	315
Others	852	854
Less: allowance for credit losses	—	(34)
Total prepayments and other current assets, net	8,752	11,053

Rental deposits	1,179	889
Less: allowance for credit losses	—	(12)
Total other non-current assets, net	1,179	877
(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(2)	As of December 31, 2023, prepayment for share repurchase represented the advanced payment by the Group to a bank engaged by the Group for the Share Repurchase Program (Note 14).